Stockholders' Deficit (Details 1) - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2021	Sep. 30, 2020	Sep. 30, 2019
Equity [Abstract]
Number of Warrants, Outstanding and exercisable, Beginning	25,484,484	1,198,270	69,579
Number of Warrants, Anti-Dilution adjustment	13,624,868	24,286,214	1,296,287
Number of Warrants, Exercised			(167,596)
Number of Warrants, Outstanding and exercisable, Ending	11,859,616	25,484,484	1,198,270
Weighted-Average Exercise Price, Outstanding and exercisable, Beginning	$ 0.0019	$ 0.40	$ 1.58
Weighted-Average Exercise Price, Anti-Dilution adjustment
Weighted-Average Exercise Price, Exercised
Weighted-Average Exercise Price, Outstanding and exercisable Ending	$ 0.00424	$ 0.0019	$ 0.40
Weighted-Average Remaining Contractual Term (Years), Outstanding and exercisable, Beginning	2 years 40 days	4 years 1 month 6 days	4 years 1 month 6 days
Weighted-Average Remaining Contractual Term (Years), Outstanding and exercisable, Ending	1 year 222 days	2 years 1 month 9 days	4 years 1 month 6 days
Weighted-Average Grant-Date Fair Value, Outstanding and exercisable, Beginning
Weighted-Average Grant-Date Fair Value, Exercised
Weighted-Average Grant-Date Fair Value, Anti-Dilution adjustment
Weighted-Average Grant-Date Fair Value, Outstanding and exercisable, Ending
Aggregate Intrinsic Value, Outstanding and exercisable, Beginning	$ 718,660,000	$ 71,867	$ 185,822
Aggregate Intrinsic Value, Exercised
Aggregate Intrinsic Value, Anti-Dilution
Aggregate Intrinsic Value, Outstanding and exercisable, Ending	$ 1,438,040,000	$ 718,660,000	$ 71,867